Consolidated Statements of Redeemable Class A units, Members' Equity (Deficit), and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Redeemable Class A	Member's Equity (Deficit)	Class A Common Stock	Class B Common Stock	Non-Controlling Interest	Additional Paid-In Capital	Accumulated Deficit
Beginning balance at Dec. 31, 2017	$ 37,409		$ 75,129					$ (37,720)
Equity-based compensation	824		824
Member distributions	(15,878)							(15,878)
Net income	18,125							18,125
Ending balance at Dec. 31, 2018	40,480		75,953					(35,473)
Issuance of Class A units		$ 62,806
Issuance of Class A units, Shares		284,211
Class A units repurchased	(62,806)							(62,806)
Remeasurement of redeemable Class A units	(11,291)	$ 11,291						(11,291)
Class B units repurchased	(5,753)							(5,753)
Equity-based compensation	3,594		3,594
Member distributions	(95,640)							(95,640)
Net income	17,820							17,820
Ending balance at Dec. 31, 2019	(113,596)		79,547					(193,143)
Ending balance, Shares at Dec. 31, 2019		284,211
Ending balance at Dec. 31, 2019		$ 74,097
Remeasurement of redeemable Class A units	(106,969)	106,969						(106,969)
Class B units repurchased	(2,244)							(2,244)
Equity-based compensation	5,571		5,571
Member distributions	(131,417)							(131,417)
Net income before Reorganization Transactions	19,166							19,166
Effect of Reorganization transactions	206,015	$ (181,066)	$ (85,118)	$ 261	$ 303	$ (79,735)	$ 370,304
Effect of reorganization transactions, Shares		(284,211)		26,141,535	30,308,492
Establishment of liabilities under tax receivable agreement andrelated changes to deferred tax assets associated with increases in taxbasis	(16,354)						(16,354)
Issuance of Class A common stock, net of issuance costs	111,952			$ 71			111,881
Issuance of Class A common stock, net of issuance costs, Shares				7,027,606
Repurchase of Class B common stock	(84,368)				$ (48)	12,538	(96,858)
Repurchase of Class B common stock, Shares					(4,772,449)
Net income	10,562
Vesting of restricted stock units	2			$ 2
Vesting of restricted stock units, Shares				230,047
Equity- based compensation, net of forfeitures	19,963					90	19,873
Equity- based compensation, net of forfeitures, Shares				(28,132)
Shares withheld on tax withholding on vesting of restricted stock units	(4,235)						(4,235)
Net (loss) after Reorganization Transactions	(8,604)					(4,238)		(4,366)
Ending balance at Dec. 31, 2020	$ (105,118)			$ 334	$ 255	$ (71,345)	$ 384,611	$ (418,973)
Ending balance, Shares at Dec. 31, 2020				33,371,056	25,536,043